Operations and Principal Activities - major subsidiaries and VIE (Details) ¥ in Millions	Dec. 31, 2024 $ / shares	Apr. 30, 2024 CNY (¥) director
Shareholders of the VIE
Operations and Principal Activities
Purchase price | $ / shares	$ 10
Equity interest shareholders pledge (in percentage)	100.00%
VIE | Beijing Zhizhe Tianxia Technology Co, Ltd
Operations and Principal Activities
Minority investment | ¥		¥ 0.2
Minority shareholder right to appoint number of directors		1
Number of directors of variable interest entity		3
Beijing Radio And Television Station | VIE | Beijing Zhizhe Tianxia Technology Co, Ltd
Operations and Principal Activities
Percentage of Non controlling ownership		1.00%